Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Details) $ in Millions	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 159,061	$ 156,793		$ 198,568
Embedded derivatives within Policyholder contract deposits	7,900	6,700		13,600
Policyholder contract deposits	158,025	156,058	$ 152,447	151,545	$ 148,421	$ 148,421
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	1,200	1,100		1,100
Policyholder contract deposits		1,078		1,075
Obligations of states, municipalities and political subdivisions
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 6,161	$ 5,926		$ 8,676
Obligations of states, municipalities and political subdivisions | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0491	0.0533		0.0292
Obligations of states, municipalities and political subdivisions | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0555	0.0592		0.0327
Obligations of states, municipalities and political subdivisions | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0523	0.0563		0.0310
Obligations of states, municipalities and political subdivisions | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 833	$ 780		$ 1,364
Corporate debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 104,093	$ 104,692		$ 140,063
Corporate debt | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0477	0.0490		0.0175
Corporate debt | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0970	0.0954		0.0705
Corporate debt | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0724	0.0722		0.0440
Corporate debt | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 1,655	$ 1,988		$ 1,789
RMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 12,478	$ 11,944		$ 14,958
RMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.4450	0.0595		0.0172
RMBS | Minimum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0473	0.0484		0.0518
RMBS | Minimum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0086	0.4501		0.2487
RMBS | Minimum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0619	0.0079		0.0101
RMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.7853	0.0772		0.0408
RMBS | Maximum | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.1010	0.1035		0.1841
RMBS | Maximum | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0272	0.7728		0.7264
RMBS | Maximum | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0787	0.0267		0.0574
RMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.6151	0.0684		0.0290
RMBS | Weighted-average | Constant prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0741	0.0760		0.1179
RMBS | Weighted-average | Loss severity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0179	0.6114		0.4875
RMBS | Weighted-average | Constant default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0703	0.0173		0.0337
RMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 3,590	$ 3,725		$ 7,141
CLO | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0675	0.0713		0.0294
CLO | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0844	0.0759		0.0493
CLO | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0759	0.0736		0.0394
CLO | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 1,518	$ 1,547		$ 3,174
ABS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0560	0.0601		0.0189
ABS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0741	0.0796		0.0336
ABS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0650	0.0698		0.0263
ABS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 8,332	$ 6,591		$ 5,077
CMBS
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 10,139	$ 10,068		$ 11,300
CMBS | Minimum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0428	0.0472		0.0154
CMBS | Maximum | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.2546	0.1021		0.0449
CMBS | Weighted-average | Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.1178	0.0746		0.0302
CMBS | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 570	$ 663		$ 887
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0655	0.0645		0.0595
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0016	0.0016		0.0016
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000		0.2000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3825	0.3825		0.3825
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.8000	0.8000		0.8000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0034	0.0000		0.0001
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5175	0.5075		0.4665
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2880	0.2880		0.2880
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8618	1.8618		1.8618
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.6001	1.6001		1.6001
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.0000	1.0000		1.0000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3000	0.3000		0.4000
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0245	0.0203		0.0140
Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 2,381	$ 2,358		$ 3,912
Fixed index annuities including certain GMWBs | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0655	0.0645		0.0020
Fixed index annuities including certain GMWBs | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0020	0.0020		0.2000
Fixed index annuities including certain GMWBs | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000		0.2400
Fixed index annuities including certain GMWBs | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2400	0.2400		0.6000
Fixed index annuities including certain GMWBs | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.6000		0.0595
Fixed index annuities including certain GMWBs | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.6000	0.0000		0.0000
Fixed index annuities including certain GMWBs | Minimum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Fixed index annuities including certain GMWBs | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0034	0.0000		0.0001
Fixed index annuities including certain GMWBs | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5175	0.5075		0.5000
Fixed index annuities including certain GMWBs | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5000	0.5000		1.8618
Fixed index annuities including certain GMWBs | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8618	1.8618		1.8000
Fixed index annuities including certain GMWBs | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8000	1.8000		0.9750
Fixed index annuities including certain GMWBs | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0600	0.9750		0.4665
Fixed index annuities including certain GMWBs | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9750	0.0500		0.0400
Fixed index annuities including certain GMWBs | Maximum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3000	0.3000		0.4000
Fixed index annuities including certain GMWBs | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0245	0.0203		0.0140
Fixed index annuities including certain GMWBs | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 1,957	$ 1,698		$ 2,595
Index Life | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0575	0.0575		0.0765
Index Life | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Index Life | Minimum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Index Life | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0034	0.0000		0.0001
Index Life | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2140	0.2363		0.2070
Index Life | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3797	0.3797		0.3797
Index Life | Maximum | Mortality rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.0000	1.0000		1.0000
Index Life | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0245	0.0203		0.0140
Index Life | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 795	$ 710		$ 765
Market Risk Benefit Assets | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0655	0.0645		0.0595
Market Risk Benefit Assets | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0016	0.0016		0.0016
Market Risk Benefit Assets | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.2000	0.2000		0.2000
Market Risk Benefit Assets | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.3825	0.3825		0.3825
Market Risk Benefit Assets | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.8000	0.8000		0.8000
Market Risk Benefit Assets | Minimum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0000	0.0000		0.0000
Market Risk Benefit Assets | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0034	0.0000		0.0001
Market Risk Benefit Assets | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.5175	0.5075		0.4665
Market Risk Benefit Assets | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.2880	0.2880		0.2880
Market Risk Benefit Assets | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	1.8618	1.8618		1.8618
Market Risk Benefit Assets | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	1.6001	1.6001		1.6001
Market Risk Benefit Assets | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	1.0000	1.0000		1.0000
Market Risk Benefit Assets | Maximum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.3000	0.3000		0.4000
Market Risk Benefit Assets | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative asset, measurement input	0.0245	0.0203		0.0140
Market Risk Benefit Assets | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Bonds available for sale	$ 830	$ 796		$ 610
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0020	0.0020		0.0020
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000		0.2000
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.4026	0.4026		0.4026
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9000	0.9000		0.9000
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0034	0.0000		0.0001
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.1575	0.1575		0.1575
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8618	1.8616		1.8616
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.6843	1.6843		1.6843
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9750	0.9750		0.9750
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0245	0.0203		0.0140
Annuities, Including Certain Guaranteed Minimum Withdrawal Benefits | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 806	$ 680		$ 992
Index Credits On Fixed Index Annuities | Minimum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0655	0.0645		0.0595
Index Credits On Fixed Index Annuities | Minimum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0020	0.0020		0.0020
Index Credits On Fixed Index Annuities | Minimum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2000	0.2000		0.2000
Index Credits On Fixed Index Annuities | Minimum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.2400	0.2400		0.2400
Index Credits On Fixed Index Annuities | Minimum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.6000	0.6000		0.6000
Index Credits On Fixed Index Annuities | Minimum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Index Credits On Fixed Index Annuities | Minimum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0000	0.0000		0.0000
Index Credits On Fixed Index Annuities | Minimum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0034	0.0000		0.0001
Index Credits On Fixed Index Annuities | Maximum | Equity volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5175	0.5075		0.4665
Index Credits On Fixed Index Annuities | Maximum | Base lapse rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.5000	0.5000		0.5000
Index Credits On Fixed Index Annuities | Maximum | Dynamic lapse multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8618	1.8618		1.8618
Index Credits On Fixed Index Annuities | Maximum | Mortality multiplier
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	1.8000	1.8000		1.8000
Index Credits On Fixed Index Annuities | Maximum | Utilization
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.9750	0.9750		0.9750
Index Credits On Fixed Index Annuities | Maximum | Option Budget
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0600	0.0500		0.0400
Index Credits On Fixed Index Annuities | Maximum | Equity/interest-rate correlation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.3000	0.3000		0.4000
Index Credits On Fixed Index Annuities | Maximum | NPA
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	0.0245	0.0203		0.0140
Index Credits On Fixed Index Annuities | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivatives within Policyholder contract deposits	$ 5,269	$ 4,657		$ 4,807